Advances to Suppliers, Net (Details) - Schedule of changes of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of changes of allowance for doubtful accounts [Abstract]
Beginning balance	$ 627,614	$ 509,071
Bad debt provision	299,586	151,958
Foreign exchange translation	(10,252)	(33,416)
Ending balance	$ 916,948	$ 627,614